Insurance premium income	12 Months Ended
Dec. 31, 2023
Disclosure of insurance premium revenue [Abstract]
Insurance premium income
Note 8: Insurance premium income

2021 £m
Life
Gross premiums:
Life and pensions, excluding annuities	7,515
Annuities	531
8,046
Ceded reinsurance premiums	(376)
Net earned premiums	7,670

Non-life
Net earned premiums	613
Total insurance premium income	8,283